Table of Contents

      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review                                                 4
      Financial Information:
        USAA S&P 500 Index Fund
         Statement of Assets and Liabilities                            6
         Statement of Operations                                        7
         Statements of Changes in Net Assets                            8
         Financial Highlights                                           9
         Notes to Financial Statements                                 10
        Equity 500 Index Portfolio
         Statement of Net Assets                                       13
         Statement of Operations                                       21
         Statements of Changes in Net Assets                           22
         Financial Highlights                                          23
         Notes to Financial Statements                                 24


Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA S&P 500 Index Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1999, USAA. All rights reserved.









USAA Family of Funds Summary


      Fund                                  Minimum
    Type/Name            Volatility        Investment
========================================================
 CAPITAL APPRECIATION
--------------------------------------------------------
 Aggressive Growth      Very high             $3,000
 Emerging Markets       Very high             $3,000
 First Start Growth     Moderate to high      $3,000
 Gold                   Very high             $3,000
 Growth                 Moderate to high      $3,000
 Growth & Income        Moderate              $3,000
 International          Moderate to high      $3,000
 S&P 500(Registered
   Trademark) Index     Moderate              $3,000
 Science & Technology   Very high             $3,000
 Small Cap Stock        Very high             $3,000
 World Growth           Moderate to high      $3,000
========================================================
 ASSET ALLOCATION
--------------------------------------------------------
 Balanced Strategy      Moderate              $3,000
 Cornerstone Strategy   Moderate              $3,000
 Growth and Tax
   Strategy             Moderate              $3,000
 Growth Strategy        Moderate to high      $3,000
 Income Strategy        Low to moderate       $3,000
========================================================
 INCOME - TAXABLE
--------------------------------------------------------
 GNMA                   Low to moderate       $3,000
 High-Yield
   Opportunities        High                  $3,000
 Income                 Moderate              $3,000
 Income Stock           Moderate              $3,000
 Intermediate-Term
  Bond                  Low to moderate       $3,000
 Short-Term Bond        Low                   $3,000
========================================================
 INCOME - TAX EXEMPT
--------------------------------------------------------
 Long-Term              Moderate              $3,000
 Intermediate-Term      Low to moderate       $3,000
 Short-Term             Low                   $3,000
 State Bond Income      Moderate              $3,000
========================================================
 MONEY MARKET
--------------------------------------------------------
 Money Market           Very low              $3,000
 Tax Exempt
   Money Market         Very low              $3,000
 Treasury Money
   Market Trust         Very low              $3,000
 State Money Market     Very low              $3,000
--------------------------------------------------------


Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500(Registered Trademark)is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.


Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.







Message from the President

[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

It's mid-1999 and the stock markets, as always, are quite interesting. Generally, returns are good. This in itself is interesting since we were all treated in the last few years to dire warnings of the effects of the Y2K computer problem. I have long noted that if we can sit around USAA's offices and discuss a topic in great detail, then that topic is already in the market. By that I mean that buyers and sellers all over the country have digested this and the effect is reflected in the prices they are demanding or are willing to pay for securities. By now, Y2K is surely in the market, and the people are saying, "This doesn't look like a big problem." In six months we'll very quickly be able to assess the market's wisdom.

The other interesting thing about the market in mid-1999 is how different kinds of stocks are performing. While your USAA S&P 500 Index Fund has had a quite respectable six months, other types of portfolios have done better than our Index Fund, especially better than in the past few years. The USAA Growth & Income Fund, which has a sizeable part of its portfolio devoted to value stocks, is performing better than the Index Fund. The USAA Income Stock Fund, an equity income vehicle, has a return very close to that of the Index Fund. These are major turnarounds from last year, and they demonstrate an important point. No one I know of called this turnaround. In fact I have noted that there were articles all around the financial press early this year promoting the ideas that value investing and asset allocation were no longer useful.

Good investing driven by good discipline never goes out of style. In a given year a discipline other than yours may do better, but in this business, hard work and discipline generally pay off in the long run. That's why a combination of an index fund with other disciplines, like aggressive growth, equity income, or value, may form a great investment strategy. We have the funds to help you do just that.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


The USAA S&P 500 Index Fund's average annual total returns for the six-month and one-year periods and since inception ending June 30, 1999, were 12.20%, 22.76%, and 29.06%, respectively.

The USAA Growth & Income Fund's average annual total returns for the six-month, one-, and five-year periods and since inception ending June 30, 1999, were 16.04%, 12.53%, 21.38%, and 17.56%, respectively.

The USAA Income Stock Fund's average annual total returns for the six-month, one-, five-, and ten-year periods ending June 30, 1999, were 10.86%, 12.85%, 19.16%, and 14.51%, respectively.

"S&P 500(Registered Trademark)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold, or promoted by Standard and Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the product.

The data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.









Investment Review

USAA S&P 500 INDEX FUND*

OBJECTIVE: To match, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies.

INVESTMENT INSTRUMENTS: Invests all assets in the Equity 500 Index Portfolio, a separate registered investment company, with the same investment objective as the Fund; the Portfolio, in turn, invests at least 80% of its assets in common stocks of companies which compose the S&P 500 Index.


--------------------------------------------------------------------------------
                                            6/30/99              6/30/98
--------------------------------------------------------------------------------
  Net Assets                           $2,873.4 Million     $1,855.9 Million
  Net Asset Value Per Share                 $21.47               $19.27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99
--------------------------------------------------------------------------------
 12/31/98 to 6/30/99             1 Year          Since Inception on 5/1/96
       12.20% (+)                22.76%                  29.06% (++)
--------------------------------------------------------------------------------

(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative and does not include the account maintenance fee.

(++) Includes the $10 annual account  maintenance fee through December 31, 1996.

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.








                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA S&P 500 Index Fund to the S&P 500 Index for the period of 05/02/96 through 06/30/99. The data points from the graph are as follows:

                    USAA S&P 500
                     Index Fund              S&P 500 Index
                   --------------            -------------

05/02/96               $10,000                 $10,000
06/96                   10,442                  10,467
12/96                   11,669                  11,688
06/97                   14,057                  14,095
12/97                   15,523                  15,585
06/98                   18,249                  18,345
12/98                   19,966                  20,039
06/99                   22,402                  22,519

Data from 5/2/96** through 6/30/99



The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund so closely tracks the S&P 500 Index that its results are not visible in the graph. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

* S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

** Date the Fund initially invested in securities represented by the Index.







                        PORTFOLIO SECTOR DIVERSIFICATION
                         % OF COMMON STOCK MARKET VALUE

A pie chart is shown here depicting the Portfolio Mix as of June 30, 1999 of the USAA S&P 500 Index Fund to be:

Consumer Non-Durables - 22%; Finance & Building - 17%; Utilities - 11%; Healthcare - 11%; Business Equipment & Service - 8%; Consumer Durables - 7%; Retail Trade - 7%; Capital Goods - 6%; Energy - 6%; Other - 3%; and Chemicals - 2%.





             ------------------------------------------------------
                                   TEN LARGEST
                                 STOCK HOLDINGS
             ------------------------------------------------------
               1. Microsoft Corp.            6. Lucent Technologies
               2. General Electric Corp.     7. Intel
               3. International Business     8. Exxon Corp.
                   Machines                  9. AT&T Corp.
               4. Wal-Mart Stores, Inc.     10. Merck & Co.
               5. Cisco Systems
             ------------------------------------------------------

                                   * * * * *

         The USAA S&P 500 Index Fund received an overall star rating of five stars in the domestic equity fund category from Morningstar Rating
               (Trademark) for the period ended June 30, 1999.*

*Past performance is no guarantee of future results.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of June 30, 1999. The ratings are subject to change every month. Morningstar ratings are calculated from the fund's 3-, 5-, and 10-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The Morningstar overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings as applicable. The USAA S&P 500 Index Fund received 5 stars for the 3-year period. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The fund was rated among 3,043 funds in the domestic equity fund category for the 3-year period.










USAA S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)


ASSETS
   Investment in Equity 500 Index Portfolio, at Value           $ 2,898,193,913
   Receivable for Capital Shares Sold                                 2,267,140
                                                                ----------------
Total Assets                                                      2,900,461,053
                                                                ----------------
LIABILITIES
   Payable for Capital Shares Redeemed                               26,392,395
   USAA Investment Management Company                                   478,958
   Accounts Payable and Accrued Expenses                                233,407
                                                                ----------------
Total Liabilities                                                    27,104,760
                                                                ----------------
Net Assets Applicable to Capital Shares Outstanding             $ 2,873,356,293
                                                                ================
REPRESENTED BY:
   Paid-in Capital                                              $ 2,224,629,247
   Accumulated Undistributed Net Investment Income                    2,856,051
   Accumulated Net Realized Loss from Investments
      and Futures Transactions                                       (4,365,469)
   Net Unrealized Appreciation on Investments and Futures
      Contracts                                                     650,236,464
                                                                ----------------
Net Assets Applicable to Capital Shares Outstanding             $ 2,873,356,293
                                                                ================
Capital Shares Outstanding ($.01 par value per share,
   175,000,000 shares authorized)                                   133,811,558
                                                                ================
Net Asset Value, Redemption Price, and Offering Price
   Per Share                                                    $         21.47
                                                                ================


See Notes to Financial Statements on page 10.













USAA S&P 500 INDEX FUND
STATEMENT OF OPERATIONS

Six-month period ended June 30, 1999
(Unaudited)


INVESTMENT INCOME
   Income Allocated from Equity 500 Index Portfolio, net        $    19,160,709
                                                                ----------------
EXPENSES
   Administration Fees                                                  741,312
   Custodian's Fees                                                      13,681
   Postage                                                              147,871
   Shareholder Reporting Fees                                            20,275
   Directors' Fees                                                        2,175
   Registration Fees                                                    302,252
   Professional Fees                                                     10,625
   Other                                                                 18,022
                                                                ----------------
   Total Expenses                                                     1,256,213
                                                                ----------------
Net Investment Income                                                17,904,496
                                                                ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FUTURES CONTRACTS
   Net Realized Loss from Investment Transactions                    (7,408,422)
   Net Realized Gain from Futures Transactions                        3,042,689
   Net Change in Unrealized Appreciation/Depreciation on
      Investments and Futures Contracts                             271,326,376
                                                                ----------------
Net Realized and Unrealized Gain on Investments and Futures
   Contracts                                                        266,960,643
                                                                ----------------
Net Increase in Net Assets from Operations                      $   284,865,139
                                                                ================


See Notes to Financial Statements on page 10.














USAA S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 1999, and year ended December 31, 1998
(Unaudited)

                                                     6/30/99          12/31/98
                                                --------------------------------
FROM OPERATIONS
   Net Investment Income                        $   17,904,496   $   16,609,994
   Net Realized Gain (Loss) from Investment
      and Futures Transactions                      (4,365,733)      10,738,420
   Net Change in Unrealized Appreciation/
      Depreciation on Investments and Futures
      Contracts                                    271,326,376      281,497,244
                                                --------------------------------
Net Increase in Net Assets from Operations         284,865,139      308,845,658
                                                --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                           (15,710,322)     (16,008,199)
                                                --------------------------------
   Net Realized Gains                               (3,137,051)              -
                                                --------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from Shares Sold                       915,798,980    1,192,785,880
   Shares Issued for Dividends Reinvested           11,715,579       11,488,944
   Cost of Shares Redeemed                        (176,030,907)    (271,875,937)
                                                --------------------------------
Net Increase in Net Assets from
   Capital Share Transactions                      751,483,652      932,398,887
                                                --------------------------------
Net Increase in Net Assets                       1,017,501,418    1,225,236,346

NET ASSETS:
   Beginning of Period                           1,855,854,875      630,618,529
                                                --------------------------------
   End of Period                                $2,873,356,293   $1,855,854,875
                                                ================================
ACCUMULATED UNDISTRIBUTED
    NET INVESTMENT INCOME
   End of Period                                $    2,856,051   $      661,877
                                                ================================
CHANGE IN SHARES OUTSTANDING
   Shares Sold                                      45,571,457       70,104,665
   Shares Issued for Dividends Reinvested              566,039          646,762
   Shares Redeemed                                  (8,621,526)     (16,046,032)
                                                --------------------------------
Increase in Shares Outstanding                      37,515,970       54,705,395
                                                ================================


See Notes to Financial Statements on page 10.













USAA S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

June 30, 1999
(Unaudited)

Contained below are selected ratios and supplemental data for the periods indicated for the USAA S&P 500 Index Fund.

                                          Six Months                           Eight Months
                                            Ended             Years Ended          Ended
                                           June 30,           December 31,      December 31,
                                        ----------------------------------------------------
                                             1999          1998         1997       1996*
                                        ----------------------------------------------------
PER SHARE OPERATING
    PERFORMANCE
Net Asset Value at Beginning of Period   $    19.27    $    15.16   $   11.57   $   10.00
                                        ----------------------------------------------------
Income from Investment Operations:
   Net Investment Income                        .13           .21         .21         .12
   Net Realized and Unrealized Gain
      on Investments and
      Futures Transactions                     2.21          4.11        3.59        1.57
                                        ----------------------------------------------------
Total from Investment Operations               2.34          4.32        3.80        1.69
Distributions from Net
   Investment Income                           (.12)         (.21)       (.21)       (.12)
Distributions of Realized Capital Gains        (.02)           -           -           -
                                        ----------------------------------------------------
Net Asset Value at End of Period         $    21.47    $    19.27   $   15.16   $   11.57
                                        ====================================================
Total Return (%)**                            12.20         28.62       33.03       16.90

SUPPLEMENTAL DATA
    AND RATIOS
Net Assets at End of Period (000)        $2,873,356    $1,855,855   $ 630,619   $ 179,073
Ratios to Average Net Assets:
   Net Investment Income (%)                   1.42(a)       1.40        1.64        2.09(a)
   Expenses, including Expenses of the
      Equity 500 Index Portfolio(%)             .18(a)        .18         .18         .18(a)
   Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses
      by Bankers Trust and the Manager (%)       -            .02         .07         .15(a)


(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Fund commenced operations May 1, 1996.
 ** Assumes reinvestment of all dividend income distributions during the period;
    does not reflect $10 annual account maintenance fee.

See Notes to Financial Statements on page 10.










USAA S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the Act), as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of thirteen separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund). The Fund's primary investment objective is to match, as closely as possible, (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund seeks to achieve its objective by investing all its investable assets in the Equity 500 Index Portfolio (the Portfolio), which is a separate registered investment company advised by Bankers Trust Company with an identical investment objective. At June 30, 1999, the Fund's investment was 40.67% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Valuation of Investments - The Fund records its investment in the Portfolio at value which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

B. Investment Income and Expenses - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

C. Federal Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Distributions - Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are made quarterly. Distributions of the Fund's pro rata share of the Portfolio's realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements. Actual results could differ from those estimates.


(2) LINES OF CREDIT
The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended June 30, 1999.


(3) TRANSACTIONS WITH MANAGER
A. Administrative Fees - The Fund has entered into an Administration Agreement with USAA Investment Management Company (the Manager) under which the Manager provides administrative services to the Fund. The Fund pays the Manager a monthly administrative fee which on an annual basis is equal to the lesser of
 .06% of the average daily net assets of the Fund or the amount that brings the total Fund and Portfolio annual operating expenses up to .18% of the Fund's average net assets.

The Manager is contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Portfolio do not exceed .18% of the Fund's average net assets.

B. Transfer Agent's Fees - The Fund has entered into a Transfer Agency Agreement with USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, under which transfer agency services are provided to the Fund. The Fund does not pay for these services. The Transfer Agent assesses shareholders an annual account maintenance fee of $10 to cover costs of maintaining shareholder accounts. This fee is waived on accounts with a balance of $10,000 or more.

C. Underwriting Agreement - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Management Agreement - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Portfolio by Bankers Trust. While the Fund maintains its investment in the Portfolio, the Manager receives no fee for this service.


(4) TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 1999, the Association and its affiliates owned 47,996,498 shares (35.87%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.


(5) YEAR 2000
Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager has taken steps to address this potential year 2000 problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund from this problem.








EQUITY 500 INDEX PORTFOLIO
STATEMENT OF NET ASSETS

June 30, 1999
(Unaudited)


  Shares       Description                                     Value
-----------------------------------------------------------------------
            COMMON STOCKS - 101.3%

  226,000  3Com Corp.(1)                                  $  6,031,375
  970,744  Abbott Laboratories                              44,168,852
   39,000  Adobe Systems, Inc.                               3,204,096
   23,368  Adolph Coors Co. - Class B                        1,156,716
   90,941  Advanced Micro Devices, Inc.(1)                   1,642,622
  130,000  AES Corp.(1)                                      7,556,250
   92,059  Aetna, Inc.                                       8,233,527
  170,100  Aflac, Inc.(1)                                    8,143,537
  147,908  Air Products and Chemicals, Inc.                  5,953,297
   18,398  Alberto-Culver Co. - Class B                        489,847
  275,323  Albertson's, Inc.                                14,196,351
  139,736  Alcan Aluminum Ltd.                               4,462,818
  237,500  Alcoa, Inc.                                      14,695,312
  129,494  Allegheny Teledyne, Inc.                          2,929,802
   45,201  Allergan, Inc.                                    5,017,311
  357,212  AlliedSignal, Inc.                               22,504,356
  517,698  Allstate Corp.                                   18,572,416
  177,900  Alltel Corp.                                     12,719,850
   64,034  ALZA Corp.(1)                                     3,257,730
   62,493  Amerada Hess Corp.                                3,718,333
   84,620  Ameren Corp.                                      3,247,292
  693,400  America Online, Inc.(1)                          76,620,700
  132,910  American Electric Power Co.                       4,992,432
  290,216  American Express Co.                             37,764,357
  161,637  American General Corp.                           12,183,389
   57,314  American Greetings Corp. - Class A                1,726,584
  859,192  American Home Products Corp.                     49,403,540
  794,405  American International Group, Inc.               92,995,035
  711,904  Ameritech Corp.                                  52,324,944
  326,380  Amgen, Inc.(1)                                   19,868,382
   98,404  AMR Corp.(1)                                      6,716,073
  114,450  Amsouth Banc Corp.                                2,653,809
   81,100  Anadarko Petroleum Corp.                          2,985,494
   51,376  Andrew Corp.(1)                                     972,933
  306,480  Anheuser Busch Companies, Inc.                   21,740,925
  157,875  AON Corp.                                         6,512,344
   63,300  Apache Corp.                                      2,468,700
   89,642  Apple Computer, Inc.                              4,151,545
  237,200  Applied Materials, Inc.(1)                       17,523,150
  419,647  Archer-Daniels-Midland Co.                        6,478,301
   26,783  Armstrong World Industries, Inc.                  1,548,392
   20,849  Asarco, Inc.                                        392,222
   32,987  Ashland, Inc.                                     1,323,603
  457,422  Associates First Capital Corp. - Class A         20,269,512
2,040,706  AT&T Corp.                                      113,896,904
  209,250  Atlantic Richfield Co.                           17,485,453
   35,814  Autodesk, Inc.                                    1,058,751
  403,524  Automatic Data Processing, Inc.                  17,755,056
   87,800  Autozone, Inc.(1)                                 2,644,975
   74,530  Avery Dennison Corp.                              4,499,749
  171,356  Avon Products, Inc.                               9,510,258
  209,713  Baker Hughes, Inc.                                7,025,385
   18,754  Ball Corp.                                          792,356
  767,348  Banc One Corp.                                   45,705,165
1,109,639  Bank of America Corp.                            81,350,409
  487,800  Bank of New York Co., Inc.                       17,896,162
  190,034  BankBoston Corp.                                  9,715,488
  275,500  Barrick Gold Corp.                                5,337,812
  162,300  Battle Mountain Gold Co.(1)                         395,606
   36,123  Bausch & Lomb, Inc.                               2,763,409
  183,463  Baxter International, Inc.                       11,122,444
  176,900  BB&T Corp.                                        6,490,019
   71,795  Bear Stearns Companies, Inc.                      3,356,416
  165,164  Becton, Dickinson & Co.                           4,954,920
  995,280  Bell Atlantic Corp.                              65,066,430
1,214,464  BellSouth Corp.                                  56,928,000
   25,431  Bemis Co., Inc.                                   1,010,882
  129,700  Best Buy Inc.(1)                                  8,754,750
  186,860  Bestfoods                                         9,249,570
   89,049  Bethlehem Steel Corp.(1)                            684,564
   72,150  Biomet, Inc.(1)                                   2,867,962
   57,571  Black & Decker Corp.                              3,634,169
  138,400  BMC Software, Inc.(1)                             7,473,600
  613,946  Boeing Co.                                       27,128,739
   38,403  Boise Cascade Corp.                               1,646,529
  250,700  Boston Scientific Corp.(1)                       11,015,131
       25  BP Amoco Plc - Sponsored ADR                          2,713
   15,582  Briggs & Stratton Corp.                             899,860
1,274,456  Bristol-Myers Squibb Co.                         89,769,494
   30,019  Brown-Forman Corp. - Class B                      1,956,864
  105,235  Browning-Ferris Industries, Inc.                  4,525,105
   58,842  Brunswick Corp.                                   1,640,221
  303,536  Burlington Northern Santa Fe Corp.                9,409,616
  120,039  Burlington Resources, Inc.                        5,191,687
   34,577  C.R. Bard, Inc.                                   1,653,213
  110,600  Cabletron Systems, Inc.(1)                        1,437,800
  270,454  Campbell Soup Co.                                12,542,304
  126,100  Capital One Financial Corp.                       7,022,194
  169,997  Cardinal Health, Inc.                            10,901,058
  390,500  Carnival Corp. - Class A                         18,939,250
   77,628  Carolina Power & Light Co.                        3,323,449
   47,400  Case Corp.                                        2,281,125
  237,964  Caterpillar, Inc.                                14,277,840
  452,810  CBS Corp.(1)                                     19,668,934
  503,534  Cendant Corp.(1)                                 10,322,447
   38,180  Centex Corp.                                      1,434,136
  136,630  Central & South West Corp.                        3,193,726
   95,000  Centurytel, Inc.                                  3,776,250
   88,104  Ceridian Corp.                                    2,879,899
   65,028  Champion International Corp.                      3,113,215
  252,050  Charles Schwab Corp.                             27,693,994
  546,464  Chase Manhattan Corp.                            47,337,444
  418,566  Chevron Corp.                                    39,842,251
  108,572  Chubb Corp.                                       7,545,754
  132,399  CIGNA Corp.                                      11,783,511
   96,700  Cincinnati Financial Corp.                        3,632,294
  105,122  Cinergy Corp.                                     3,363,904
   66,846  Circuit City Stores, Inc.                         6,216,678
2,059,050  Cisco Systems, Inc.(1)                          132,808,725
2,163,924  Citigroup                                       102,786,390
  199,100  Clear Channel Communications, Inc.(1)            13,725,456
   75,204  Clorox Co.                                        8,032,727
   74,300  CMS Energy                                        3,111,312
  149,432  Coastal Corp.                                     5,977,280
1,581,442  Coca-Cola Co.                                    98,840,125
  264,300  Coca-Cola Enterprises, Inc.                       7,862,925
  187,702  Colgate-Palmolive Co.                            18,535,572
   53,502  Columbia Energy Group                             3,353,907
  368,122  Columbia/HCA Healthcare Corp.                     8,397,783
  488,824  Comcast Corp. - Special Class A                  18,789,172
   99,660  Comerica, Inc.                                    5,923,541
1,075,984  Compaq Computer Corp.                            25,487,371
  350,875  Computer Associates International, Inc.          19,298,125
  101,872  Computer Sciences Corp.(1)                        7,048,269
  238,300  Compuware Corp.(1)                                7,580,919
  308,832  ConAgra, Inc.                                     8,222,652
  203,468  Conseco, Inc.                                     6,193,057
  149,736  Consolidated Edison, Inc.                         6,775,554
   61,405  Consolidated Natural Gas Co.                      3,730,354
   70,600  Consolidated Stores Corp.(1)                      1,906,200
   88,825  Constellation Energy Group, Inc.                  2,631,441
   61,248  Cooper Industries, Inc.                           3,184,896
   53,951  Cooper Tire & Rubber Co.                          1,274,592
  156,514  Corning, Inc.                                    10,975,544
  139,899  Costco Companies, Inc.(1)                        11,200,664
   72,900  Countrywide Credit Industries, Inc.               3,116,475
   42,449  Crane Co.                                         1,334,490
   81,650  Crown Cork & Seal Co., Inc.                       2,327,025
  155,232  CSX Corp.                                         7,033,950
   20,334  Cummins Engine Co., Inc.                          1,161,580
  248,588  CVS Corp.                                        12,615,841
   66,894  Cyprus Amax Minerals Co.                          1,015,953
  107,147  Dana Corp.                                        4,935,459
   94,700  Danaher Corp.                                     5,504,437
   88,319  Darden Restaurants, Inc.                          1,926,458
   23,045  Data General Corp.(1)                               335,593
  282,616  Dayton Hudson Corp.                              18,370,040
  153,923  Deere & Co.                                       6,099,199
1,643,900  Dell Computer Corp.(1)                           60,824,300
  349,125  Delphi Automotive Systems                         6,480,633
   90,798  Delta Air Lines, Inc.                             5,232,235
   51,591  Deluxe Corp.                                      2,008,825
   64,997  Dillard Department Stores, Inc. - Class A         2,283,020
  151,406  Dollar General Corp.                              4,390,774
  125,206  Dominion Resources, Inc.                          5,422,985
  144,008  Dover Corp.                                       5,040,280
  145,076  Dow Chemical Co.                                 18,406,517
   48,172  Dow Jones & Co., Inc.                             2,556,127
  104,876  DTE Energy Co.                                    4,195,040
  726,492  Du Pont (E.I.) de Nemours & Co.                  49,628,485
  232,295  Duke Power Co.                                   12,631,041
  105,979  Dun & Bradstreet Corp.                            3,755,631
   15,642  Eastern Enterprises                                 621,769
   62,781  Eastman Chemical Co.                              3,248,917
  208,826  Eastman Kodak Co.                                14,147,961
   52,382  Eaton Corp.                                       4,819,144
   73,800  Ecolab, Inc.                                      3,219,525
  226,470  Edison International, Inc.                        6,058,072
   31,125  EG & G, Inc.                                      1,108,828
  316,000  Electronic Data Systems Corp.                    17,873,750
       89  Elf Aquitaine-Sponsored ADR                           6,547
  705,140  Eli Lilly & Co.                                  50,505,652
  643,680  EMC Corp.(1)                                     35,402,400
  298,000  Emerson Electric Co.                             18,736,750
   84,308  Engelhard Corp.                                   1,907,468
  219,066  Enron Corp.                                      17,908,645
  158,407  Entergy Corp.                                     4,950,219
   90,800  Equifax, Inc.                                     3,240,425
1,559,034  Exxon Corp.                                     120,240,497
  672,114  Fannie Mae                                       45,955,795
  189,710  FDX Corp.(1)                                     10,291,767
  141,100  Federated Department Stores, Inc.(1)              7,469,481
  170,567  Fifth Third Bancorp                              11,353,366
  283,900  First Data Corp.                                 13,893,356
  623,085  First Union Corp.                                29,284,995
  442,400  Firstar Corp.                                    12,387,200
  152,384  FirstEnergy Corp.                                 4,723,904
  394,888  Fleet Financial Group, Inc.                      17,523,155
   22,406  Fleetwood Enterprises, Inc.                         592,359
   62,700  Florida Progress Corp.                            2,590,294
   47,681  Fluor Corp.                                       1,931,080
   20,850  FMC Corp.(1)                                      1,424,316
  782,644  Ford Motor Co.                                   44,170,471
  138,985  Fort James Corp.                                  5,264,057
  111,574  Fortune Brands, Inc.                              4,616,374
   30,738  Foster Wheeler Corp.                                434,174
  117,794  FPL Group, Inc.                                   6,434,497
  172,120  Franklin Resources, Inc.                          6,992,375
  435,714  Freddie Mac                                      25,271,412
   79,700  Freeport-McMoRan Copper & Gold, Inc.
            - Class B(1)                                     1,429,619
  114,100  Frontier Corp.                                    6,731,900
   46,300  Fruit of the Loom, Inc. - Class A(1)                451,425
  180,592  Gannett Company, Inc.                            12,889,754
  548,334  Gap, Inc.                                        27,622,325
   89,200  Gateway, Inc.(1)                                  5,262,800
   81,744  General Dynamics Corp.                            5,599,464
2,101,744  General Electric Co.                            237,497,072
  103,100  General Instrument Corp.(1)                       4,381,750
   98,269  General Mills, Inc.                               7,898,371
  419,634  General Motors Corp.                             27,695,844
  115,226  Genuine Parts Co.                                 4,032,910
  112,802  Georgia-Pacific Corp.                             5,343,995
  711,316  Gillette Co.                                     29,163,956
   37,317  Golden West Financial Corp.                       3,657,066
   47,752  Goodrich (B.F.) Co.                               2,029,460
  100,136  Goodyear Tire & Rubber Co.                        5,889,248
   64,400  GPU, Inc.                                         2,716,875
   24,525  Great Atlantic & Pacific Tea Co., Inc.              829,252
   37,796  Great Lakes Chemical Corp.                        1,740,978
  623,636  GTE Corp.                                        47,240,427
  204,400  Guidant Corp.(1)                                 10,513,825
   69,735  H & R Block, Inc.                                 3,486,750
  259,525  H.J. Heinz Co.                                   13,008,691
  281,962  Halliburton Co.                                  12,758,780
   38,839  Harcourt General, Inc.                            2,002,636
   58,815  Harrah's Entertainment, Inc.(1)                   1,293,930
   55,742  Harris Corp.                                      2,184,390
  146,546  Hartford Financial Services Group, Inc.           8,545,464
  123,470  Hasbro, Inc.                                      3,449,443
   68,900  HCR Manor Care, Inc.(1)                           1,666,519
  252,500  Healthsouth Corp.(1)                              3,771,719
   31,616  Helmerich and Payne                                 752,856
   70,514  Hercules, Inc.                                    2,772,082
   81,894  Hershey Foods Corp.                               4,862,456
  650,840  Hewlett-Packard Co.                              65,409,420
  166,541  Hilton Hotels Corp.                               2,362,800
  953,152  Home Depot, Inc.                                 61,418,732
  149,343  Homestake Mining Co.                              1,222,746
   83,119  Honeywell, Inc.                                   9,631,414
  309,585  Household International, Inc.                    14,666,589
  105,000  Humana, Inc.(1)                                   1,358,437
  135,070  Huntington Bancshares, Inc.                       4,727,450
   81,162  Ikon Office Solutions, Inc.                       1,217,430
  151,192  Illinois Tool Works, Inc.                        12,397,744
  220,858  IMS Health, Inc.                                  6,901,812
   80,266  Inco, Ltd.(1)                                     1,444,788
  105,946  Ingersoll-Rand Co.                                6,846,760
2,133,956  Intel Corp.                                     126,970,382
1,163,764  International Business Machines Corp.           150,416,497
   65,287  International Flavors & Fragrances, Inc.          2,897,111
  265,474  International Paper Co.                          13,406,437
   83,360  Interpublic Group of Companies, Inc.              7,221,060
   59,423  ITT Industries                                    2,265,502
  169,550  J.C. Penney Co., Inc.                             8,233,772
   67,965  Jefferson-Pilot Corp.                             4,498,433
  862,396  Johnson & Johnson                                84,514,808
   47,154  Johnson Controls, Inc.                            3,268,362
    7,839  Jostens, Inc.                                       165,109
   70,400  Kansas City Southern Inds.                        4,492,400
   29,045  Kaufman & Broad Home Corp.                          722,494
  252,314  Kellogg Co.                                       8,326,362
   60,831  Kerr-McGee Corp.                                  3,052,956
  319,000  KeyCorp                                          10,247,875
  347,406  Kimberly-Clark Corp.                             19,802,142
   47,512  King World Productions, Inc.(1)                   1,654,011
   58,800  KLA/Tencor Corp.(1)                               3,814,650
  315,503  Kmart Corp.(1)                                    5,186,081
   58,826  Knight-Ridder, Inc.                               3,231,753
   98,800  Kohls Corp.(1)                                    7,626,125
  513,740  Kroger Co.                                       14,352,611
  153,900  Laidlaw, Inc.                                     1,135,012
   75,700  Lehman Brothers, Inc.                             4,712,325
  133,741  Limited, Inc.                                     6,068,498
  138,020  Lincoln National Corp.                            7,220,171
   44,403  Liz Claiborne, Inc.                               1,620,709
  251,610  Lockheed Martin Corp.                             9,372,472
   63,300  Loews Corp.                                       5,008,612
   24,926  Longs Drug Stores, Inc.                             861,505
   74,958  Louisiana-Pacific Corp.                           1,780,252
  236,688  Lowe's Companies, Inc.                           13,417,251
   85,000  LSI Logic Corp.(1)                                3,920,625
1,924,321  Lucent Technologies, Inc.                       129,771,431
       38  Lyondell Chemical Co.                                   784
   49,702  Mallinckrodt Group, Inc.                          1,807,910
  155,680  Marriott International                            5,818,540
  179,286  Marsh and McLennan                               13,536,093
  225,022  Masco Corp.                                       6,497,510
  267,265  Mattel, Inc.                                      7,065,818
  216,447  May Department Stores Co.                         8,847,271
   58,812  Maytag Corp.                                      4,098,461
   63,700  MBIA, Inc.                                        4,124,575
  514,137  MBNA Corp.                                       15,745,446
   37,087  McDermott International, Inc.                     1,047,708
  867,728  McDonald's Corp.                                 35,848,013
  137,960  McGraw-Hill, Inc.                                 7,441,217
1,193,213  MCI WorldCom, Inc.(1)                           102,914,621
  178,773  McKesson HBOC, Inc.                               5,743,083
   65,902  Mead Corp.                                        2,751,408
  389,228  MediaOne Group(1)                                28,948,832
  374,704  Medtronic, Inc.                                  29,180,074
  334,848  Mellon Bank Corp.                                12,180,096
  101,000  Mercantile Banc Corp, Inc.                        5,769,625
1,513,794  Merck & Co., Inc.                               112,020,756
   33,372  Meredith Corp.                                    1,155,505
       66  Meritor Automotive                                    1,683
  228,976  Merrill Lynch & Co., Inc.                        18,303,769
   75,300  MGIC Investment Corp.                             3,661,462
  152,700  Micron Technology, Inc.                           6,155,719
3,263,800  Microsoft Corp.(1)                              294,353,962
   19,447  Milacron, Inc.                                      359,769
   28,492  Millipore Corp.                                   1,155,707
  258,178  Minnesota Mining & Manufacturing Co.             22,445,350
  126,100  Mirage Resorts, Inc.(1)                           2,112,175
  508,642  Mobil Corp.                                      50,355,558
       52  Momentum Business Applications(1)                       367
  398,620  Monsanto Co.                                     15,720,576
  370,433  Morgan Stanley Dean Witter Discover & Co.        37,969,382
  112,960  Morgan, (J.P.) & Co., Inc.                       15,870,880
  384,842  Motorola, Inc.                                   36,463,780
  211,000  Nabisco Group Holdings                            4,127,688
    3,827  NACCO Industries, Inc. - Class A                    281,285
   41,925  Nalco Chemical Co.                                2,174,859
  210,600  National City Corp.                              13,794,300
  106,826  National Semiconductor Corp.(1)                   2,704,033
   31,826  National Service Industries, Inc.                 1,145,736
   39,758  Navistar International Corp.                      1,987,900
   46,700  Network Appliance, Inc.(1)                        2,609,363
   71,000  New Century Energies, Inc.                        2,755,688
  123,468  New York Times Co. - Class A                      4,545,166
  183,096  Newell Rubbermaid, Inc.                           8,513,964
  118,810  Newmont Mining Corp.                              2,361,349
  184,500  Nextel Communications, Inc. - Class A(1)          9,259,594
   78,242  Niagara Mohawk Power Corp.                        1,256,762
   35,869  NICOR, Inc.                                       1,365,264
  179,348  Nike, Inc.                                       11,354,970
   94,558  Nordstrom, Inc.                                   3,167,693
  243,453  Norfolk Southern Corp.                            7,334,022
  431,662  Nortel Networks Corp.                            37,473,657
   77,088  Northern States Power Co.                         1,864,566
   73,500  Northern Trust Corp.                              7,129,500
   55,579  Northrop Grumman Corp.                            3,685,582
  222,092  Novell, Inc.(1)                                   5,885,438
   57,094  Nucor Corp.                                       2,708,397
  221,814  Occidental Petroleum Corp.                        4,685,821
  232,300  Office Depot, Inc.(1)                             5,125,119
  112,500  Omnicom Group, Inc.                               9,000,000
   17,791  Oneok, Inc.                                         564,864
  935,084  Oracle Corp.(1)                                  34,714,994
   34,750  Owens Corning                                     1,194,531
   97,500  Owens-Illinois, Inc.(1)                           3,187,031
   83,307  PP & L Resources                                  2,561,690
   63,980  Paccar, Inc.                                      3,414,933
  253,389  Pacificorp                                        4,656,023
   89,900  Paine Webber Group, Inc.                          4,202,825
   80,664  Pall Corp.                                        1,789,733
  187,000  Parametric Technology Corp.(1)                    2,594,625
   84,414  Parker-Hannifin Corp.                             3,861,941
  165,150  Paychex, Inc.                                     5,264,156
   32,225  PE Corp. - PE Biosystems Group                    3,697,819
  126,384  PECO Energy                                       5,292,330
   22,655  People's Energy Corp.                               853,810
  149,300  Peoplesoft, Inc.(1)                               2,575,425
   33,612  Pep Boys (Manny, Moe & Jack)                        726,860
  941,994  PepsiCo, Inc.                                    36,443,393
  832,228  Pfizer, Inc.                                     91,337,023
  257,305  PG&E Corp.                                        8,362,413
  325,732  Pharmacia & Upjohn, Inc.                         18,505,649
   37,108  Phelps Dodge Corp.                                2,298,377
1,558,198  Phillip Morris Companies                         62,620,082
  162,006  Phillips Petroleum Co.                            8,150,927
  153,520  Pioneer Hi-Bred International, Inc.               5,977,685
  174,796  Pitney Bowes, Inc.                               11,230,643
  151,104  Placer Dome, Inc.                                 1,784,916
  194,133  PNC Bank Corp.                                   11,186,914
   33,582  Polaroid Corp.                                      927,703
   18,501  Potlatch                                            812,888
  112,342  PPG Industries, Inc.                              6,635,199
  101,115  Praxair, Inc.                                     4,948,315
  851,240  Procter & Gamble Co.                             75,973,170
   46,450  Progressive Corporation of Ohio                   6,735,250
       62  Prologis Trust                                        1,256
   85,800  Provident Cos., Inc.                              3,432,000
   90,797  Providian Financial Corp.                         8,489,520
  143,294  Public Service Enterprise Group                   5,857,142
   29,832  Pulte Corp.                                         688,001
   94,184  Quaker Oats Co.                                   6,251,463
   86,052  R.R. Donnelley & Sons Co.                         3,189,302
  207,815  Ralston Purina Group                              6,325,369
   51,976  Raychem Corp.                                     1,923,112
  217,114  Raytheon Co. - Class B                           15,279,398
   35,129  Reebok International Ltd.(1)                        654,278
  136,170  Regions Financial Corp.                           5,234,034
  169,592  Reliant Energy                                    4,684,979
   76,600  Republic New York Corp.                           5,223,163
   49,249  Reynolds Metals Co.                               2,905,691
  183,502  Rite Aid Corp.                                    4,518,737
       66  RJ Reynolds Tobacco Hldgs.                            2,079
  135,424  Rockwell International Corp.                      8,227,008
  134,491  Rohm & Haas Co.                                   5,766,330
   51,700  Rowan Cos., Inc.(1)                                 953,219
1,363,504  Royal Dutch Petroleum Co.                        82,151,116
   23,111  Russell Corp.                                       450,665
   46,017  Ryder Systems, Inc.                               1,196,442
   93,902  Safeco                                            4,143,426
  326,500  Safeway, Inc.(1)                                 16,161,750
  583,554  Sara Lee Corp.                                   13,239,381
1,254,428  SBC Communications, Inc.                         72,756,824
  942,432  Schering-Plough Corp.                            49,948,896
  352,562  Schlumberger Ltd.                                22,453,792
   48,438  Scientific-Atlanta, Inc.                          1,743,768
  156,400  Seagate Technology, Inc.(1)                       4,007,750
  286,737  Seagram Co. Ltd.                                 14,444,376
   53,605  Sealed Air Corp.(1)                               3,477,624
  245,609  Sears, Roebuck & Co.                             10,944,951
  132,514  Sempra Energy                                     2,998,129
  175,992  Service Corp. International                       3,387,846
   17,074  Shared Medical Systems Corp.                      1,114,079
  115,474  Sherwin-Williams Co.                              3,204,404
   65,600  Sigma Aldrich Corp.                               2,259,100
  119,215  Silicon Graphics, Inc.(1)                         1,952,146
  106,200  SLM Holding Corp.                                 4,865,288
   41,094  Snap-On Tools Corp.                               1,487,089
  161,500  Solectron Corp.(1)                               10,770,031
   68,910  Sonat, Inc.                                       2,282,644
  447,458  Southern Co.                                     11,857,637
  118,200  Southtrust Corp.                                  4,535,925
  215,800  Southwest Airlines Co.                            6,716,775
    7,104  Springs Industries, Inc. - Class A                  309,912
  583,064  Sprint Corp.                                     30,793,068
  278,791  Sprint PCS(1)                                    15,925,936
   50,588  St. Jude Medical, Inc.                            1,802,198
  151,228  St. Paul Cos., Inc.                               4,810,941
   54,830  Stanley Works                                     1,764,841
  314,200  Staples, Inc.(1)                                  9,720,563
  102,700  State Street Corp.                                8,768,013
  119,100  Summit Bancorp                                    4,979,869
  499,912  Sun Microsystems, Inc.(1)                        34,431,439
   62,745  Sunoco, Inc.                                      1,894,115
  205,460  Suntrust Banks, Inc.                             14,266,629
   73,940  SuperValu, Inc.                                   1,899,334
  146,950  Synovus Financial Corp.                           2,920,631
  213,420  Sysco Corp.                                       6,362,584
  126,932  Tandy Corp.                                       6,203,802
   30,207  Tektronix, Inc.                                     911,874
  249,150  Tellabs, Inc.(1)                                 16,833,197
   41,122  Temple Inland, Inc.                               2,806,577
  193,410  Tenet Healthcare Corp.(1)                         3,590,173
  118,234  Tenneco, Inc.                                     2,822,837
  361,622  Texaco, Inc.                                     22,601,375
  248,756  Texas Instruments, Inc.                          36,069,620
  182,127  Texas Utilities Co.                               7,512,739
   97,606  Textron, Inc.                                     8,034,194
   96,300  Thermo Electron Corp.(1)                          1,932,019
   39,400  Thomas & Betts Corp.                              1,861,650
  755,830  Time Warner, Inc.                                55,553,505
   46,329  Times Mirror Co. - Class A                        2,744,993
   35,396  Timken Co.                                          690,222
  215,816  TJX Cos., Inc.                                    7,189,371
   87,068  Torchmark Corp.                                   2,971,196
  168,118  Toys `R' Us, Inc.(1)                              3,477,941
   80,786  Transamerica Corp.                                6,058,950
   76,096  Tribune Co.                                       6,629,864
   98,899  Tricon Global Restaurants, Inc.(1)                5,352,908
   76,772  TRW, Inc.                                         4,212,864
   36,896  Tupperware Corp.                                    940,848
  516,606  Tyco International Ltd.                          48,948,419
  476,637  U.S. Bancorp                                     16,205,658
  322,755  U.S. West, Inc.                                  18,961,856
  170,225  Unicom Corp.                                      6,564,302
  351,346  Unilever NV                                      24,506,384
   85,152  Union Carbide Corp.                               4,151,160
  158,747  Union Pacific Corp.                               9,256,934
  160,948  Union Pacific Resources Group, Inc.               2,625,464
   83,200  Union Planters Corp.                              3,718,000
  160,499  Unisys Corp.(1)                                   6,249,430
  119,500  United Healthcare Corp.                           7,483,688
  310,324  United Technologies Corp.                        22,246,352
  154,737  Unocal Corp.                                      6,131,454
   89,800  UNUM Corp.                                        4,916,550
   48,715  US Airways Group, Inc.(1)                         2,122,147
  123,407  UST, Inc.                                         3,609,655
   62,377  USX - U.S. Steel Group                            1,684,179
  193,064  USX Marathon Group                                6,286,647
   76,930  V.F. Corp.                                        3,288,758
  450,898  Viacom, Inc. - Class B(1)                        19,839,512
   65,100  Vulcan Materials Co.                              3,141,075
   47,049  W.R. Grace & Co.(1)                                 864,525
   61,530  W.W. Grainger, Inc.                               3,311,083
  125,710  Wachovia Corp.                                   10,756,062
2,837,496  Wal-Mart Stores, Inc.                           136,909,182
  626,136  Walgreen Co.                                     18,392,745
1,318,271  Walt Disney Co.                                  40,619,225
  544,358  Warner-Lambert Co.                               37,764,836
  379,172  Washington Mutual, Inc.                          13,413,210
  390,151  Waste Management, Inc.                           20,970,616
   58,600  Watson Pharmaceuticals(1)                         2,054,663
   40,400  Wellpoint Health Networks(1)                      3,428,950
1,054,236  Wells Fargo Co.                                  45,068,589
   84,662  Wendy's International, Inc.                       2,396,993
   62,760  Westvaco Corp.                                    1,820,040
  128,594  Weyerhaeuser Co.                                  8,840,838
   49,839  Whirlpool Corp.                                   3,688,086
   65,100  Willamette Industries, Inc.                       2,998,669
  301,036  Williams Cos., Inc.                              12,812,845
   76,880  Winn Dixie Stores, Inc.                           2,839,755
   74,392  Wm. Wrigley, Jr. Co.                              6,695,280
   56,579  Worthington Industries, Inc.                        930,017
  420,470  Xerox Corp.                                      24,834,009
                                                       ----------------
Total Common Stock
(Cost $4,624,473,581)                                    7,219,251,149
                                                       ----------------

                SHORT TERM INSTRUMENTS - 2.3%

            Mutual Fund - 2.1%
149,053,427  BT Institutional Cash Management Fund         149,053,427
                                                       ----------------

 Principal
  Amount
--------------
                 U.S. TREASURY BILLS - 0.2%

$ 11,500,000  4.37%, 7/22/99(2)                             11,471,187
   1,075,000  4.12%, 7/22/99(2)                              1,072,429
                                                       ----------------
                                                            12,543,616
                                                       ----------------
Total Short Term Instruments
(Cost $161,597,043)                                        161,597,043
                                                       ----------------
Total Investments
(Cost $4,786,070,624)                   103.6%           7,380,848,192

Liabilities in Excess
 of Other Assets                         (3.6)%           (253,903,135)
                                     ----------------------------------
Net Assets                              100.0%          $7,126,945,057
                                     ==================================


----------------------------------
(1) Non-income producing security.
(2) Held as collateral for futures contracts.

See Notes to Financial Statements on page 24.











EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS

Six-month period ended June 30, 1999
(Unaudited)


INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $853,040)          $ 50,446,337
   Interest                                                             230,889
                                                                  --------------
Total Investment Income                                              50,677,226
                                                                  --------------
EXPENSES
   Advisory Fees                                                      2,388,171
   Administration and Services Fees                                     139,626
   Professional Fees                                                     17,157
   Trustees Fees                                                          1,613
   Miscellaneous                                                            815
                                                                  --------------
   Total Expenses                                                     2,547,382
                                                                  --------------
Net Investment Income                                                48,129,844
                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FUTURES CONTRACTS
   Net Realized Loss from Investment Transactions                   (20,205,629)
   Net Realized Gain from Futures Transactions                        7,878,722
   Net Change in Unrealized Appreciation/Depreciation
      on Investments                                                692,807,362
   Net Change in Unrealized Appreciation/Depreciation on
      Futures Contracts                                               4,463,160
                                                                  --------------
Net Realized and Unrealized Gain on Investments and
    Futures Contracts                                               684,943,615
                                                                  --------------
Net Increase in Net Assets from Operations                         $733,073,459
                                                                  ==============


See Notes to Financial Statements on page 24.












EQUITY 500 INDEX PORFTOLIO
STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 1999, and
Year ended December 31, 1998
(Unaudited)

                                                    6/30/99          12/31/98
                                             -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net Investment Income                      $   48,129,844     $   58,364,731
   Net Realized Gain/(Loss) from Investment
      Transactions and Futures Transactions      (12,326,907)        35,274,688
   Net Change in Unrealized Appreciation on
      Investments and Futures Contracts          697,270,522        895,089,518
                                             -----------------------------------
Net Increase in Net Assets from Operations       733,073,459        988,728,937
                                             -----------------------------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested              2,666,490,800      2,853,940,069
   Value of Capital Withdrawn                 (1,473,123,612)    (1,445,251,067)
                                             -----------------------------------
Net Increase in Net Assets from
   Capital Transactions                        1,193,367,188      1,408,689,002
                                             -----------------------------------
Total Increase in Net Assets                   1,926,440,647      2,397,417,939

NET ASSETS
Beginning of Period                            5,200,504,410      2,803,086,471
                                             -----------------------------------
End of Period                                 $7,126,945,057     $5,200,504,410
                                             ===================================


See Notes to Financial Statements on page 24.














EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

June 30, 1999
(Unaudited)


Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.


                      Six Months Ended                          Year Ended December 31,
                                          --------------------------------------------------------------------
                        June 30, 1999      1998           1997          1996           1995           1994
                      ----------------------------------------------------------------------------------------

Supplemental Data and Ratios:
Net Assets, End of
   Period (000)          $7,126,945     $5,200,504     $2,803,086     $1,925,224     $1,080,736     $  559,772
Ratios to Average
   Net Assets:
Net Investment
   Income (%)                  1.51(a)        1.50           1.76           2.20           2.52           2.84
Expenses (%)                    .08(a)         .08            .08            .10            .10            .10
Decrease Reflected
   in Above Expense
   Ratio Due to
   Absorption of
   Expenses by
   Bankers Trust (%)             -             .02            .07            .05            .05            .06
Portfolio Turnover
   Rate (%)                      10              4             19             15              6             21


(a) Annualized.



See Notes to Financial Statements on page 24.









EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  Organization
The Equity 500 Index Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the Trustees) to issue beneficial interests in the Portfolio.

B.  Security Valuation
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


(2) FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company (Bankers Trust). The Administration and Services Agreement provides for the Portfolio to pay the Adviser a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio which on an annual basis is equal to the lesser of (1) .005%, or (2) the amount that brings the total annual operating expenses as a percentage of the Portfolio's average daily net assets up to .08%. For the period January 1, 1998, to May 6, 1998, the Administration and Services fee was .05% on an annual basis. For the six months ended June 30, 1999, Administration and Services Fees amounted to $139,626.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .075% of the Portfolio's average daily net assets. For the period January 1, 1998, to May 6, 1998, the Advisory fee was .10%. For the six months ended June 30, 1999, Advisor Fees amounted to $2,388,171, of which $267,757 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .08% of the average daily net assets of the Portfolio.

The  Portfolio  may invest in the BT  Institutional  Cash  Management  Fund (the
Fund), an open-end management investment company managed by Bankers Trust Company (the Company). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of June 30, 1999, amounted to $3,787,178 and are included in dividend income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $100,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facility will bear interest at a rate per annum equal to the Federal Funds Rate plus .50%. No amounts were drawn down or outstanding under the credit facility as of and for the six months ended June 30, 1999.

For the six months ended June 30, 1999, the Portfolio paid affiliated brokerage commissions of $16,526.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. In November 1998, Bankers Trust Corporation (BT Corp.), Deutsche Bank AG (Deutsche Bank) and Circle Acquisition Corporation (Circle) entered into an Agreement and Plan of Merger which was consummated on June 4, 1999. As a result of the transaction, BT Corp. became a wholly-owned subsidiary of Deutsche Bank.


(3) PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1999, were $1,976,610,265 and $615,765,892, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1999, was $4,804,171,277. The aggregate gross unrealized appreciation was $2,665,663,652, and the aggregate gross unrealized depreciation was $88,986,737 for all investments as of June 30, 1999. Payable for securities purchased at June 30, 1999, amounted to $318,781,154.


(4) FUTURES CONTRACTS

A summary of obligations under these financial instruments at June 30, 1999, is as follows:


                                                          Market     Unrealized
 Type of Future        Expiration  Contracts  Position     Value    Appreciation
--------------------------------------------------------------------------------

S&P 500 Index Futures  Sept. 1999     592       Long   $204,491,600  $5,603,496


At June 30, 1999, the Portfolio segregated approximately $12,540,000 to cover margin requirements on open futures contracts.


(5) NET ASSETS

Paid-in Capital                                                 $  4,526,563,993
Net Unrealized Appreciation on Investments and Futures             2,600,381,064
                                                                ----------------
Total Net Assets                                                $  7,126,945,057
                                                                ================










DIRECTORS
Robert G. Davis, Chairman of the Board
Michael J. C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker


INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288


TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288


CUSTODIAN
Bankers Trust Company
Four Albany Street
New York, New York 10006


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
250 West Pratt Street
Baltimore, Maryland 21201


Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:30 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.


For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202


Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-0866, (in San Antonio) 498-8066


Mutual Fund USAA TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777